Risk and Capital Management (Details 15) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Common Equity Tier 1	R$ 147,781	R$ 130,716
Tier 1	166,868	149,912
Total capital (PR)	185,415	169,797
Total risk-weighted assets (RWA)	R$ 1,238,582	R$ 1,153,841
Common Equity Tier 1 ratio (%)	11.90%	11.30%
Conservation	13.50%	13.00%
Total capital ratio (%)	15.00%	14.70%
Capital conservation buffer requirement (%)	2.50%	2.00%
Countercyclical buffer requirement (%)	(0.00%)	(0.00%)
Bank G-SIB and/or D-SIB additional requirements (%)	1.00%	1.00%
Total of bank CET1 specific buffer requirements (%)	3.50%	3.00%
Till April Two Thousand And Twenty Two [Member] | Bacen Resolution Four Seven Eight Three [Member]
IfrsStatementLineItems [Line Items]
Conservation	2.50%